Trade payables	12 Months Ended
Dec. 31, 2025
Trade payables
Trade payables

24       Trade payables

	At December 31,
	2025	2024
Non-current
Trade payable with suppliers	1,219	1,914
	1,219	1,914
Current
Trade payables with suppliers	122,894	115,763
Trade payables with related parties (Note 27)	8,262	5,000
	131,156	120,763

Fair value of trade payables does not materially differ from the net carrying amount.